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Supplement to Statement of Additional Information dated December 1, 2019

Harbor Focused International Fund
December 20, 2019
Effective December 31, 2019, the following information regarding Comgest Asset Management International Limited, the subadviser for Harbor Focused International Fund, is hereby replaced:
Other Accounts Managed
The portfolio managers who are primarily responsible for the day-to-day management of the Fund also manage other registered investment companies, other pooled investment vehicles and/or other accounts, (collectively, the “Portfolios”) as indicated below. The following table identifies, as of October 31, 2019, (unless otherwise noted): (i) the number of other registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager(s) of the Fund; (ii) the total assets of such companies, vehicles and accounts, and (iii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)	# of Accounts	Total Assets (in millions)
HARBOR FOCUSED INTERNATIONAL FUND
Laure Négiar, CFA
All Accounts	0	$—	6	$2,673	7	$2,337
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Zak Smerczak, CFA
All Accounts	0	—	6	2,673	7	2,337
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Alexandre Narboni
All Accounts	0	—	6	2,673	7	2,337
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—
Richard Mercado, CFA
All Accounts	0	—	6	2,673	7	2,337
Accounts where advisory fee is based on account performance (subset of above)	0	—	0	—	0	—

SECURITIES OWNERSHIP
As of October 31, 2019, Ms. Laure Négiar and Messrs. Zak Smerczak, Alexandre Narboni, and Richard Mercado did not beneficially own any shares of Harbor Focused International Fund.
Investors Should Retain This Supplement For Future Reference
S1219.SAI.1219b